Derivative Liability - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2014	May. 31, 2015	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015
Derivative [Line Items]
Change in fair value of derivative liability	$ (805,575)	$ (838,643)	$ 646,505	$ (805,575)	$ (838,643)
AVCP Convertible Notes
Derivative [Line Items]
Change in fair value of derivative liability			$ 646,000		$ (838,643)